7. INVENTORIES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
InventoriesLineItems [Line Items]
(-) Provision for losses		R$ (109,038)	R$ (134,553)
Inventoy, net		5,164,890	5,427,249
Current		4,817,586	5,282,750
Non-current		347,304	144,499
Work in progress [member]
InventoriesLineItems [Line Items]
Inventory gross	[1]	1,358,905	1,438,868
Finished goods [member]
InventoriesLineItems [Line Items]
Inventory gross		1,627,676	1,691,842
Raw materials [member]
InventoriesLineItems [Line Items]
Inventory gross		1,289,653	1,493,129
Spare parts [member]
InventoriesLineItems [Line Items]
Inventory gross		928,158	902,135
Advances to suppliers [member]
InventoriesLineItems [Line Items]
Inventory gross		R$ 69,536	R$ 35,828

[1]	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, In 2020, the Company defined the construction project for the new plant for processing Itabirito, which until then was considered as waste, and started to be incorporated into the long-term ore inventory.